Related-party Transactions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales to CMO/CMI and its affiliates	$ 251,974	$ 258,156	$ 335,595
Display driver for large-size applications [Member]
Sales to CMO/CMI and its affiliates	190,963	210,137	297,146
Display driver for consumer electronics applications [Member]
Sales to CMO/CMI and its affiliates	40,582	29,316	27,189
Display driver for mobile handsets [Member]
Sales to CMO/CMI and its affiliates	14,748	14,454	10,170
Others [Member]
Sales to CMO/CMI and its affiliates	$ 5,681	$ 4,249	$ 1,090